CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income		$ 1,375	$ 2,719	$ 904
Items that will not be reclassified subsequently to profit or loss:
Revaluation surplus		406	252	786
Marketable securities		0	153	59
Unrealized actuarial gains (losses)		160	170	(157)
Taxes on the above items		(152)	(197)	(188)
Share of income from investments in associates and joint ventures		89	96	98
Other comprehensive income that will not be reclassified to profit or loss, net of tax		503	474	598
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(1,365)	(513)	(516)
Cash flow hedge		547	293	(104)
Net investment hedge		229	2	(12)
Taxes on the above items		(162)	(63)	63
Share of income (losses) from investments in associates and joint ventures		396	67	(91)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(355)	(214)	(660)
Total other comprehensive income (loss)		148	260	(62)
Comprehensive income		1,523	2,979	842
Attributable to:
Limited partners		338	694	130
General partner		240	210	182
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		149	287	48
BIPC exchangeable shares		84	125	101
Exchangeable units	[1]	2	4	1
Interest of others in operating subsidiaries		$ 710	$ 1,659	$ 380

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.